Equity - Components of Equity (Details) - SEK SEK / shares in Units, SEK in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	[1],[2]	Dec. 31, 2014
Equity
Share capital	SEK 3,990		SEK 3,990
Reserves/Fair value reserve
Hedge reserve	25		96
Fair value reserve	9		35
Defined benefit plans	(4)		(1)
Retained earnings	13,554		13,016
Total equity	SEK 17,574	[1],[2]	17,136	[1],[2]	SEK 16,828		SEK 16,157
Total number of shares	3,990,000
Quota value	SEK 1,000
Positive changes to remeasurement reserve of financial assets	SEK 11		4
Negative changes to remeasurement reserve of financial assets	SEK 17		SEK 37

[1]	See Note 23 to the Consolidated Financial Statements.
[2]	The entire equity is attributable to the shareholder of the Parent Company.